15008452

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

DEC 21 2015

Washington, DC 20549

CERT NAS

File No. 001-08022

Electronic Mail Only

December 21, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on December 21, 2015, The Nasdaq Stock Market (the "Exchange") received from CSX Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, $1.00 par value per share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery